Dear Shareholder:

      There are some signs that the financial crisis in Asia is beginning to abate. The Asian currencies have rebounded from the lows of December and January and the stock markets in the region have staged a modest recovery. However, even though the financial markets are showing some signs of stabilizing, economic activity in these countries is likely to slow dramatically in 1998 and the timing of a recovery remains highly uncertain.

      The crisis in Asia will result in slower growth for the global economy. Japan and neighboring countries in Southeast Asia, which are major trading partners and direct competitors with the countries now in crisis, will feel the brunt of the decline. As a result, growth in these neighboring economies will weaken and U.S. exports to the entire region will slow. However, U.S. merchandise exports to all of Asia account for roughly 33% of total U.S. exports, or less than 4% of GDP. Since the U.S. economy is predominantly service-based and domestic-demand driven, weaker export demand should not result in a severe slowdown in the U.S. economy.

      There are also strong positive forces which should keep the U.S. economy on track. The economy ended the year with good momentum and consumer confidence remains buoyant. The decline in long-term interest rates should support continued growth in the U.S. economy. The American banking system remains strong. American bank exposure to the bad loans in Asia appear to be comparatively small and manageable. Finally, the Federal government has made significant progress in reducing the size of the budget deficit. The deficit had dropped to a mere $22 billion, or 0.3% of GDP, for the fiscal year ended September 1997. Current projections suggest that the deficit for the current year will be very small as well.

      Inflation should remain modest. Collapsing demand in Asia has driven down prices for basic raw commodities and we do not expect prices to rebound any time soon. Prices on goods imported from the countries whose currencies have collapsed are already falling and should fall further in the months ahead. The drop in import prices should limit price increases for domestically produced goods. Imported components for products assembled here will cost less, so American companies will be able to keep current prices unchanged. Competition from lower-priced imports is expected to keep domestic producers from raising prices on their own products.

      Given the outlook for subdued economic growth, an improving outlook for inflation, and lower Federal deficits, we expect interest rates to stay low. Prospects for the stock market, in our view, remain favorable as well. In the current environment, we expect Castle Convertible Fund to continue to produce positive returns for its investors.

      The Board of Directors decided to lower Castle's quarterly dividend to $0.33 from $0.37. The reduction is due to changes in the convertible bond market and to a reduction in income-producing assets caused by the $2.30 per share capital gains dividend that the Fund paid in December 1997. Coupon rates on new issues have been falling as more buyers enter the convertible market. Together with a general shortening of available maturities, this means that the Fund must accept lower interest rates on its investments in order to maintain the same level of investment quality in its portfolio. Attempting to replace lost income by investing in securities with greater risk is not a strategy we believe to be in the best interests of our shareholders.

                                       Respectfully submitted,



                                       /s/ David D. Alger
                                           David D. Alger
                                           President

March 3, 1998

CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 1998


 Principal    Corporate Convertible
  Amount       Bonds--45.4%                                Value
-------------------------------------------------------------------

              AEROSPACE-2.1%
$  400,000    Atlantic Coast Airlines, Inc., Cv.
               Sub. Notes, 7.00%, 7/1/04(a)             $   797,500
   500,000    Kellstrom Industries Inc., Cv. Sub.
               Notes, 5.75%, 10/15/02(a)                    500,625
                                                        -----------
                                                          1,298,125
                                                        -----------
              COMPUTER RELATED & BUSINESS
               EQUIPMENT-6.8%
 1,000,000    Bay Networks Inc., Cv. Sub. Deb.,
               5.25%, 5/15/03                             1,013,750
   500,000    DSC Communications Corp., Cv.
               Sub. Notes, 7.00%, 8/1/04(a)                 473,125
 1,000,000    Quantum Corporation, Cv. Sub.
               Notes, 7.00%, 8/1/04                         992,500
 1,600,000    Read-Rite Corporation, Cv. Sub.
               Notes, 6.50%, 9/1/04                       1,304,000
   500,000    Tecnomatix Technologies Ltd., Cv.
               Sub. Notes, 5.25%, 8/15/04(a)                450,000
                                                        -----------
                                                          4,233,375
                                                        -----------
              ENERGY-7.6%
 1,850,000    Consolidated Natural Gas, Cv.
               Sub. Deb., 7.25%, 12/15/15                 1,905,500
 2,000,000    Enserch, (Eurodollar), Cv. Sub.
               Deb., 6.375%, 4/1/02                       2,155,000
   650,000    Parker Drilling Corp., Cv. Sub.
               Notes, 5.50%, 8/1/04                         692,250
                                                        -----------
                                                          4,752,750
                                                        -----------
              HEALTHCARE-4.3%

 1,450,000    Centocor, Inc., (Eurodollar), Cv.
               Sub. Deb., 6.75%, 10/16/01                 1,450,000
   500,000    ESC Medical Systems Ltd., Cv.
               Sub. Notes, 6.00%, 9/1/02(a)                 534,375
   400,000    NeXstar Pharmaceuticals, Inc., Cv.
               Sub. Deb., 6.25%, 8/1/04(a)                  352,500
   250,000    Sunrise Assisted Living, Inc., Cv.
               Sub. Notes, 5.50%, 6/15/02(a)                313,750
                                                        -----------
                                                          2,650,625
                                                        -----------
              LEISURE & ENTERTAINMENT-.4%
   200,000    Family Golf Centers, Inc., Cv. Sub.
               Notes, 5.75%, 10/15/04(a)                    224,500
                                                        -----------
              MANUFACTURING-2.1%
 1,250,000    Quanex Corp., Cv. Sub. Deb.,
               6.88%, 6/30/07                             1,303,125
                                                        -----------
              METALS-2.8%
 1,750,000    Inco Limited, Cv. Sub. Deb.,
               7.75%, 3/15/16                             1,771,875
                                                        -----------
              PRINTING-2.2%
 1,400,000    World Color Press Inc., Cv. Sub.
               Notes, 6.00%, 10/1/07                      1,373,750
                                                        -----------
              REAL ESTATE-1.8%
 1,000,000    Developers Diversified Realty Corp.,
               Cv. Sub. Deb., 7.00%, 8/15/99              1,156,250
                                                        -----------
              RESTAURANTS & LODGING-2.4%
 1,500,000    Signature Resorts, Inc., Cv. Sub.
               Notes, 5.75%, 1/15/07                      1,507,500
                                                        -----------
              RETAILING-5.4%
$1,000,000    Men's Wearhouse Inc., Cv. Sub.
               Notes, 5.25%, 3/1/03                     $ 1,197,500
 1,500,000    Michaels Stores Inc., Cv. Sub.
               Deb., 6.75%, 1/15/03                       1,561,875
   700,000    Saks Holdings Inc., Cv. Sub.
               Notes, 5.50%, 9/15/06                        628,250
                                                        -----------
                                                          3,387,625
                                                        -----------
              SEMICONDUCTORS-7.5%
   750,000    Integrated Process Equipment
               Corp., Cv. Sub. Notes, 6.25%,
               9/15/04(a)                                   618,750
 1,400,000    Micron Technology, Inc., Cv. Sub.
               Notes, 7.00%, 7/1/04                       1,457,750
   750,000    National Semiconductor, Cv. Sub.
               Notes, 6.50%, 10/1/02(a)                     765,000
   500,000    Photronics Inc., Cv. Sub. Notes,
               6.00%, 6/1/04                                565,000
 1,250,000    VLSI Technology, Inc., Cv. Sub.
               Notes, 8.25%, 10/1/05                      1,264,061
                                                        -----------
                                                          4,670,561
                                                        -----------
              Total Corporate Convertible Bonds
               (Cost $27,095,356)                        28,330,061
                                                        -----------
              Convertible Preferred
  Shares      Securities-18.8%
              BROADCASTING-2.3%
    24,000    Sinclair Broadcast Group, Inc.,
               $3.00 Cv. Pfd., Series D.                  1,410,000
                                                        -----------
              ENERGY-.8%
    10,000    Hvide Capital Trust, 6.5% Cv.
               Pfd.(a).                                     486,250
                                                        -----------
              FOODS & BEVERAGES-1.3%
    18,000    Chiquita Brands International Inc.,
               $2.875 Cv. Pfd. A                            837,000
                                                        -----------
              LEISURE & ENTERTAINMENT-2.3%
    17,000    Royal Caribbean Cruises Limited,
               $3.625 Cv. Pfd. A                          1,418,437
                                                        -----------
              PAPER PACKAGING & FOREST
               PRODUCTS-5.9%
    60,000    Fort James Corp., Dep. Shares,
               Series L $14.00 Cum. Conv.
               Exc. Pfd.                                  3,652,500
                                                        -----------
              PRINTING-.4%
     5,000    Big Flower Trust I, 6.00% Cv.
               Pfd.(a)                                      283,750
                                                        -----------
              RAW MATERIALS-3.7%
    20,000    Bethlehem Steel Corporation,
               $5.00 Cum. Pfd.                            1,105,000
     5,000    Howell Corp., $3.50 Cv. Pfd.                  265,626
    10,000    TIMET Capital Trust I, 6.625%
               Cv. Pfd. (a)                                 476,250
    10,000    TIMET Capital Trust I, 6.625%
               Cv. Pfd.                                     476,250
                                                        -----------
                                                          2,323,126
                                                        -----------
              REAL ESTATE-2.1%
    40,000    Security Capital Industrial Trust,
               7.00%, Cv. Pfd. B                        $ 1,297,500
                                                        -----------
              Total Convertible Preferred
               Securities (Cost $9,538,076)              11,708,563
                                                        -----------
              Mandatory Convertible
               Securities-6.7%
              COMMUNICATIONS-1.8%
    30,000    AirTouch Communications, Inc.,
               6.00% Cv. Pfd., Class B,
               8/16/99(c)                                 1,125,000
                                                        -----------
              ENERGY-1.6%
    30,100    MCN Corporation, 8.75%, Pfd.,
               4/30/99(c)                                   974,487
                                                        -----------
              FINANCIAL SERVICES-1.5%
    45,000    The Money Store Inc., $1.72 Cv.
               Pfd., 12/1/99(c)                             950,625
                                                        -----------
              FOODS & BEVERAGES-1.8%
    17,000    Ralston Purina Co., 7.00%
               Exchangeable Notes, 12/1/00(b)             1,134,750
                                                        -----------
              Total Mandatory Convertible
               Securities (Cost $3,925,282)               4,184,862
                                                        -----------
              Common Stocks-12.3%
              UTILITIES
    45,000    American Electric Power Co., Inc.           2,219,063
    50,000    New Century Energies Inc.                   2,278,125
    38,000    OGE Energy Corp.                            1,987,875
    43,000    Puget Sound Energy Inc.                     1,190,563
                                                        -----------
              Total Common Stocks
               (Cost $4,733,197)                          7,675,626
                                                        -----------
 Principal    Short-Term Corporate
  Amount       Notes-16.8%
----------
$  360,000    British Gas Capital Inc., 5.50%,
               2/9/98                                       359,285
 2,600,000    CADES, 5.45%, 2/9/98                        2,592,915
 2,000,000    Cargill Inc., 5.42%, 2/9/98                 1,994,580
 2,500,000    Ford Motor Credit Co., 5.44%,
               2/5/98                                     2,494,333
 2,250,000    Merrill Lynch & Co. Inc., 5.56%,
               2/11/98                                    2,245,483
   800,000    Reliastar Mortgage Corp., 5.50%,
               2/9/98                                       798,289
                                                        -----------
              Total Short-Term Corporate Notes
               (Cost $10,484,885)                        10,484,885
                                                        -----------
Total Investments
 (Cost $55,776,796)                         100.0%       62,383,997
Other Assets in Excess of Liabilities          .0            11,035
                                            -----------------------
Total Net Assets                            100.0%      $62,395,032
                                            =======================
Net Asset Value Per Share                               $     27.90
                                                        ===========

--------------------
<Fa>   Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
<Fb>   Exchangeable into common stock of Interstate Bakeries Corporation.
<Fc>   These securities are required to be converted on the date listed;
       they generally may be converted prior to this date at the option of the holder.

                            --------------------

CASTLE CONVERTIBLE FUND, INC.
SUMMARY OF OPERATIONS
For the three months ended January 31, 1998 (Unaudited)


INVESTMENT INCOME:
  Income:
    Interest                                                                $  636,308
    Dividends                                                                  324,244
                                                                            ----------
      Total Income                                                             960,552

      Total Expenses                                                           160,033
                                                                            ----------
NET INVESTMENT INCOME                                                          800,519

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                            $1,171,783
  Net change in unrealized appreciation of investments          (568,777)
                                                              ----------
    Net realized and unrealized gain (loss) on investments                     603,006
                                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $1,403,525
                                                                            ==========





     CASTLE
CONVERTIBLE       Meeting the challenge
       FUND,      of investing
        INC.








Board of Directors
Fred M. Alger, Chairman
David D. Alger
Lester L. Colbert, Jr.
Arthur M. Dubow
Stephen E. O'Neil
Nathan E. Saint-Amand
John T. Sargent

----------------------------------------------------------------------------

Investment Adviser
Fred Alger Management, Inc.
75 Maiden Lane
New York, N.Y. 10038

----------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, N.J. 07302-9811

----------------------------------------------------------------------------
This report was prepared for distribution to shareholders and to others who may be interested in current information concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy, any securities.




     CASTLE
CONVERTIBLE       Meeting the challenge
       FUND,      of investing
        INC.



Quarterly Report
January 31, 1998